SECURITIZED VACATION OWNERSHIP DEBT (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Sep. 22, 2017	Sep. 20, 2016	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Securitized vacation ownership debt
Unamortized debt issuance costs				$ (8)	$ (10)
Escrow deposit				70	67
Interest expense				$ 26	$ 23	$ 21
Revolving Credit Facility [Member]
Securitized vacation ownership debt
Stated interest rate (as a percent)				3.10%	2.27%
Unamortized debt issuance costs				$ (3)	$ (4)
Vistana's outstanding securitization transactions
Securitized vacation ownership debt
Unamortized debt issuance costs				(7)	(5)
Total securitized vacation ownership debt				575	430
Interest expense				12	5
Vistana's outstanding securitization transactions | Revolving Credit Facility [Member]
Securitized vacation ownership debt
Maximum borrowing capacity	$ 600	$ 600
Vistana's outstanding securitization transactions | 2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2026
Securitized vacation ownership debt
Securitized vacation ownership debt					44
Vistana's outstanding securitization transactions | 2012 securitization, interest rates ranging from 2.00% to 2.76%, maturing 2023
Securitized vacation ownership debt
Securitized vacation ownership debt				33	46
Vistana's outstanding securitization transactions | 2016 securitization, interest rates ranging from 2.54% to 2.74%, maturing 2026
Securitized vacation ownership debt
Securitized vacation ownership debt				244	$ 345
Securitization of asset backed notes		$ 375
Overall weighted average coupon rate (in percentage)		2.56%
Advance rate		96.50%
Repayment of outstanding balance			$ 19
Vistana's outstanding securitization transactions | 2017 securitization, interest rates ranging from 2.33% to 2.93%, maturing 2029
Securitized vacation ownership debt
Stated interest rate (as a percent)	2.43%
Securitized vacation ownership debt	$ 325			$ 305
Advance rate	97.00%
Escrow deposit	$ 65
Vistana's outstanding securitization transactions | 2010 securitization, interest rates ranging from 3.65% to 4.75%, maturing 2021
Securitized vacation ownership debt
Repayment of outstanding balance		$ 33
Vistana's outstanding securitization transactions | Class A notes
Securitized vacation ownership debt
Stated interest rate (as a percent)	2.33%	2.54%
Securitization of asset backed notes	$ 240	$ 346
Vistana's outstanding securitization transactions | Class B notes
Securitized vacation ownership debt
Stated interest rate (as a percent)	2.63%	2.74%
Securitization of asset backed notes	$ 59	$ 29
Vistana's outstanding securitization transactions | Class C notes
Securitized vacation ownership debt
Stated interest rate (as a percent)	2.93%
Securitization of asset backed notes	$ 26
Vistana's outstanding securitization transactions | Minimum | 2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2026
Securitized vacation ownership debt
Stated interest rate (as a percent)				3.67%
Vistana's outstanding securitization transactions | Minimum | 2012 securitization, interest rates ranging from 2.00% to 2.76%, maturing 2023
Securitized vacation ownership debt
Stated interest rate (as a percent)				2.00%
Vistana's outstanding securitization transactions | Minimum | 2016 securitization, interest rates ranging from 2.54% to 2.74%, maturing 2026
Securitized vacation ownership debt
Stated interest rate (as a percent)				2.54%
Vistana's outstanding securitization transactions | Minimum | 2017 securitization, interest rates ranging from 2.33% to 2.93%, maturing 2029
Securitized vacation ownership debt
Stated interest rate (as a percent)				2.33%
Vistana's outstanding securitization transactions | Maximum | 2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2026
Securitized vacation ownership debt
Stated interest rate (as a percent)				4.82%
Vistana's outstanding securitization transactions | Maximum | 2012 securitization, interest rates ranging from 2.00% to 2.76%, maturing 2023
Securitized vacation ownership debt
Stated interest rate (as a percent)				2.76%
Vistana's outstanding securitization transactions | Maximum | 2016 securitization, interest rates ranging from 2.54% to 2.74%, maturing 2026
Securitized vacation ownership debt
Stated interest rate (as a percent)				2.74%
Vistana's outstanding securitization transactions | Maximum | 2017 securitization, interest rates ranging from 2.33% to 2.93%, maturing 2029
Securitized vacation ownership debt
Stated interest rate (as a percent)				2.93%